NONCONTROLLING INTERESTS (Schedule of Changes in Non-controlling Interest) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in noncontrolling interest [Roll Forward]
Balance at the beginning of the period	$ 17,374
Net income (loss)	5,154	(331)	(6,637)
Disposal of subsidiary			933
Balance at the end of the period	22,474	17,374
Non-Controlling Interest [Member]
Changes in noncontrolling interest [Roll Forward]
Balance at the beginning of the period	17,374	17,156	22,934
Net income (loss)	5,154	(331)	(6,637)
Foreign currency translation adjustment	(54)	549	(74)
Disposal of subsidiary			933
Balance at the end of the period	$ 22,474	$ 17,374	$ 17,156